Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] ¥ in Millions, $ in Millions	Jan. 09, 2024 USD ($)	Jan. 09, 2024 CNY (¥)
Beijing OrionStar [Member]
Subsequent Event [Line Items]
Cash investment in acquiree | $	$ 16.7
Principal amount on convertible loans		¥ 100.0
Expected ownership percentage	72.10%	72.10%
Percentage of equity interest held on acquisition	73.95%	73.95%
Gongqingcheng Orion Industrial Investment Center [Member]
Subsequent Event [Line Items]
Additional investment in acquiree		¥ 150.0
Percentage of equity interest held on acquisition	49.50%	49.50%